Borrowings (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current borriwings		£ 169	£ 161	£ 146
Non current borriwings	£ 208	295	463	620
Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Current borriwings		169	161	146
Non current borriwings		£ 295	£ 463	£ 620